INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

Software
US$’000
December 31, 2023
At January 1, 2023
Cost	7,505
Accumulated amortization	(4,096)
Net carrying amount	3,409
At January 1, 2023, net of accumulated amortization	3,409
Additions	2,638
Disposals	(61)
Amortization provided during the year	(1,924)
Exchange realignment	(1)
At December 31, 2023, net of accumulated amortization	4,061
At December 31, 2023
Cost	10,080
Accumulated amortization	(6,019)
Net carrying amount	4,061
December 31, 2022
At January 1, 2022
Cost	6,402
Accumulated amortization	(1,718)
Net carrying amount	4,684
At January 1, 2022, net of accumulated amortization	4,684
Additions	1,264
Disposals	(6)
Amortization provided during the year	(2,476)
Exchange realignment	(57)
At December 31, 2022, net of accumulated amortization	3,409
At December 31, 2022
Cost	7,505
Accumulated amortization	(4,096)
Net carrying amount	3,409